Nature of Operations	12 Months Ended
Dec. 31, 2023
Nature of operations [abstract]
Nature of operations
1. Nature of operations
The principal activities of Captivision Inc. and subsidiaries (the Company) include manufacturing, installing, and selling LED display
G-Glass.
G-Glass
is an integrated ICT product that has the basic characteristics of transparent glass but can display media images at the same time. It implements media images through the glass surface while preserving the features of a clear and transparent glass.
G-Glass
is the world’s first IT building material that can be applied to various places where glass is used.